Expense Example - FidelityCommodityStrategyFund-RetailPRO - FidelityCommodityStrategyFund-RetailPRO - Fidelity Commodity Strategy Fund - Fidelity Commodity Strategy Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798